Schedule of Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 58,916	¥ 58,916
Finite-Lived Intangible Assets, Accumulated Amortization	(55,066)	(52,966)
Finite-Lived Intangible Assets, Net	3,850	5,950
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	916	916
Finite-Lived Intangible Assets, Accumulated Amortization	(916)	(916)
Finite-Lived Intangible Assets, Net
Weighted Average Useful Life	3 years	3 years
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 21,000	¥ 21,000
Finite-Lived Intangible Assets, Accumulated Amortization	(17,150)	(15,050)
Finite-Lived Intangible Assets, Net	¥ 3,850	¥ 5,950
Weighted Average Useful Life	10 years	10 years
Agency Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 18,000	¥ 18,000
Finite-Lived Intangible Assets, Accumulated Amortization	(18,000)	(18,000)
Finite-Lived Intangible Assets, Net
Weighted Average Useful Life	2 years	2 years
Channel Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 19,000	¥ 19,000
Finite-Lived Intangible Assets, Accumulated Amortization	(19,000)	(19,000)
Finite-Lived Intangible Assets, Net
Weighted Average Useful Life	2 years	2 years